UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-6076
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

	Loncar Cancer Immunotherapy ETF
	Schedule of Investments
	November 30, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.1%
	Biotechnology - 72.7%
179,064	Adaptimmune Therapeutics plc - ADR (a)	$1,103,034
284,961	Aduro Biotech, Inc. (a)	706,703
136,627	Arcus Biosciences, Inc. (a)	1,560,280
48,068	Atara Biotherapeutics, Inc. (a)	1,920,317
12,543	BeiGene, Ltd. - ADR (a)	1,922,967
11,140	Bluebird Bio, Inc. (a)	1,368,995
70,464	Cellectis S.A. - ADR (a)	1,551,617
87,419	CytomX Therapeutics, Inc. (a)	1,206,382
137,579	Dynavax Technologies Corporation (a)	1,554,643
181,722	Fate Therapeutics, Inc. (a)	2,791,250
124,388	Five Prime Therapeutics, Inc. (a)	1,597,142
167,517	Iovance Biotherapeutics, Inc. (a)	1,619,889
97,522	MacroGenics, Inc. (a)	1,678,354
44,410	Mirati Therapeutics, Inc. (a)	1,713,782
76,248	MorphoSys AG - ADR (a)	2,239,404
38,898	Nektar Therapeutics (a)	1,571,090
297,964	Sorrento Therapeutics, Inc. (a)	1,030,956
53,610	Xencor, Inc. (a)	2,252,156
513,863	ZIOPHARM Oncology, Inc. (a)	1,721,441
132,820	Zymeworks, Inc. (a)	1,709,393
		32,819,795
	Pharmaceuticals - 27.4%
60,954	AstraZeneca plc - ADR	2,427,188
41,437	Bristol-Myers Squibb Company	2,215,222
31,041	Gilead Sciences, Inc.	2,233,090
35,855	Merck & Company, Inc.	2,844,736
28,865	Novartis AG - ADR	2,642,013
		12,362,249
	TOTAL COMMON STOCKS (Cost $50,186,263)	45,182,044

	SHORT-TERM INVESTMENTS - 0.0%
4,428	Investco Short Term Investments Trust - Government & Agency Portfolio, Institutional Class - 2.12% *	4,428
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,428)	4,428
	TOTAL INVESTMENTS - 100.1% (Cost $50,190,691)	45,186,472
	Liabilities in Excess of Other Assets - (0.1)%	(29,182)
	NET ASSETS - 100.0%	$45,157,290

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of November 30, 2018.

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups.will be especially sensitive to developments that significantly affect those industry groups.

	Loncar China BioPharma ETF
	Schedule of Investments
	November 30, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Biotechnology - 35.3%
41,000	3SBio, Inc.	$60,355
708	BeiGene, Ltd. - ADR (a)	108,543
8,508	CASI Pharmaceuticals, Inc. (a)	36,840
2,904	Cellular Biomedicine Group, Inc. (a)	57,877
916	China Biologic Products Holdings, Inc. (a)	75,149
74,000	Essex Bio-technology, Ltd.	50,589
40,000	Genscript Biotech Corporation (a)	69,514
2,757	Hutchison China MediTech, Ltd. - ADR (a)	95,034
12,200	Shanghai Haohai Biological Technology Company, Ltd. - H Shares	62,670
92,000	Sino Biopharmaceutical, Ltd.	83,938
3,856	Zai Lab, Ltd. - ADR (a)	76,040
		776,549
	Biotechnology Services - 8.6%
136,000	Austar Lifesciences, Ltd. (a)	79,072
13,000	Wuxi Biologics Cayman, Inc. (a)	108,974
		188,046
	Pharmaceutical Distribution - 6.3%
28,000	Sinopharm Group Company, Ltd. - H Shares	137,929

	Pharmaceutical Manufacturing - 7.8%
104,000	SSY Group, Ltd.	106,714
17,600	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares	64,321
		171,035
	Pharmaceuticals - 42.0%
62,000	Ascletis Pharma, Inc. (a)	57,201
140,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd. (a)	71,559
49,000	China Medical System Holdings, Ltd.	53,410
60,000	China Resources Pharmaceutical Group, Ltd.	88,170
48,000	CSPC Pharmaceutical Group, Ltd.	97,156
22,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	88,835
66,000	Lee’s Pharmaceutical Holdings, Ltd.	52,711
19,400	Livzon Pharmaceutical Group, Inc. - H Shares	70,527
93,000	Luye Pharma Group, Ltd.	74,155
27,000	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	93,154
33,600	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	82,865
426,000	Sihuan Pharmaceutical Holdings Group, Ltd.	94,718
		924,461
	TOTAL COMMON STOCKS (Cost $2,513,153)	2,198,020

	SHORT-TERM INVESTMENTS - 0.1%
1,638	First American Government Obligations Fund - Class X - 2.12%*	1,638
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,638)	1,638
	TOTAL INVESTMENTS - 100.1% (Cost $2,514,791)	2,199,658
	Liabilities in Excess of Other Assets - (0.1)%	(1,201)
	NET ASSETS - 100.0%	$2,198,457

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of November 30, 2018.

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups.

Summary of Fair Value Disclosure at November 30, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2018:

Loncar Cancer Immunotherapy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,182,044	$-	$-	$45,182,044
Short-Term Investments	4,428	-	-	4,428
Total Investments in Securities	$45,186,472	$-	$-	$45,186,472
^See Schedule of Investments for breakout of investments by industry group classification.

Loncar China BioPharma ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,198,020	$-	$-	$2,198,020
Short-Term Investments	1,638	-	-	1,638
Total Investments in Securities	$2,199,658	$-	$-	$2,199,658
^See Schedule of Investments for breakout of investments by industry group classification.

For the period ended November 30, 2018, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)            /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date          1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date          1/29/2019

By (Signature and Title)*         /s/ Kristen M Weitzel
   Kristen M Weitzel, Treasurer (principal financial officer)

Date          1/29/2019

* Print the name and title of each signing officer under his or her signature.